Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

December 31

(add 000)	2016	2015
Land and land improvements	$915,158	$865,700
Mineral reserves and interests	1,114,560	1,001,295
Buildings	151,115	144,076
Machinery and equipment	3,766,975	3,473,826
Construction in progress	167,722	128,301
	6,115,530	5,613,198
Less accumulated depreciation, depletion and amortization	(2,692,135)	(2,457,198)
Total	$3,423,395	$3,156,000

Gross Asset Value and Accumulated Amortization for Machinery and Equipment Recorded under Capital Lease

The gross asset value and accumulated amortization for machinery and equipment recorded under capital leases at December 31 were as follows:

(add 000)	2016	2015
Machinery and equipment under capital leases	$23,117	$19,379
Less accumulated amortization	(8,077)	(5,102)
Total	$15,040	$14,277